Principal Accounting Policies - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash payments for operating leases	¥ 25,890	¥ 28,322
Right-of-use assets obtained in exchange for operating lease liabilities		¥ 93,186